Commitments and Contingencies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2021	Mar. 31, 2020
Commitments and Contingencies (Details) [Line Items]
Purchase obligations, term	12 years
Long-term purchase commitment, amount	$ 2,700,000
NEWTOWN LANE MARKETING, INCORPORATED [Member]
Commitments and Contingencies (Details) [Line Items]
Capital		$ 5,000	$ 5,000
Letter of Credit [Member]
Commitments and Contingencies (Details) [Line Items]
Letters of credit outstanding	$ 1,500,000